Restructuring and Other Charges (Additional Information) (Details) $ in Millions		3 Months Ended	9 Months Ended
	Jul. 25, 2023 EMPLOYEE	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)
Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Stock based compensation			$ 0.3
Corporate Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Vest over period			4 years
Corporate Restructuring [Member] | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Severance and related Cost		$ 6.9
Reduction in employee | EMPLOYEE	80
Reduction in employee pecentage	86.00%